Web-Based Technology (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		$ 1,458,362	$ 1,458,363
Accumulated amortization		(1,314,632)	(1,106,559)
Web-based technology, net	$ 152,493	143,730	351,804
OptimizeRx consumer web-based technology [Member]
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		154,132	154,133
OptimizeRx EHR integrated technology [Member]
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		$ 1,304,230	$ 1,304,230